Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	2022	2021	2020
Current income tax provision	$1,849,570	$2,968,362	$2,251,672
Deferred income tax provision	244,506	704,262	353,097
Total	$2,094,076	$3,672,624	$1,898,575

Schedule of statutory EIT rate and the effective tax
	2022	2021	2020
Income before income taxes	$8,335,041	$10,072,523	$7,546,583
Provision for income taxes at statutory tax rate in the PRC	2,083,760	3,660,090	1,886,646
Effect of expense for which no income tax is deductible	10,316	12,534	11,929
Income tax expense	$2,094,076	$3,672,624	$1,898,575

Schedule of deferred tax asset
	2022	2021
Deferred tax assets
Advanced from customers	$442,322	704,262
Total	$442,322	704,262

Schedule of taxes payable
	2022	2021
Income tax payable	$495,009	$-
VAT payable	9,725	332
Other tax payables	940	1,888
Total	$505,674	$2,220